--------------------------------------------------------------------------------
CALIFORNIA
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200
================================================================================





Dear Shareholder:

We are pleased to present the semi-annual report of California Daily Tax Free Income Fund, Inc. for the period January 1, 2000 through June 30, 2000.


The Fund had net assets of $385,840,056 and 917 active shareholders as of June 30, 2000.


We thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff



Steven W. Duff
President





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 2000
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                            Maturity              Value             Standard
   Amount                                                                             Date    Yield     (Note 1)   Moody's  & Poor's
   ------                                                                             ----    -----      ------    -------  --------
Other Tax Exempt Investments (18.63%)
------------------------------------------------------------------------------------------------------------------------------------
$  5,000,000  Alameda County, CA TRAN                                               07/02/01  4.24%  $ 5,033,150    MIG-1    SP-1+
   8,000,000  California School Cash Reserve Program Authority 2000 - Series A      07/03/01  4.21     8,075,120    MIG-1    SP-1+
   3,500,000  California School Finance Authority Interim Financing Notes
              (Smart Bonds) - Series C                                              10/01/00  4.01     3,505,470             SP-1+
   7,000,000  Los Angeles, CA TRAN - Series A                                       06/29/01  4.09     7,056,490    MIG-1    SP-1+
   2,800,000  Moreland, CA Unified School District TRAN (c)                         07/05/01  4.24     2,818,732
   2,700,000  New Haven, CA Unified School District TRAN (c)                        07/05/01  4.24     2,718,063
   2,500,000  Oxnard County, CA Oxnard School District TRAN - Series 1999           07/27/00  3.35     2,501,346             SP-1+
   3,900,000  Perris, CA Unified School District TRAN (c)                           07/05/01  4.24     3,926,091
   4,550,000  Placentia, Orange County, CA TRAN 2001 (c)                            06/29/01  4.14     4,554,277
   5,000,000  Sacramento City, CA Unified School District TRAN                      12/06/00  3.80     5,010,568             SP-1+
   2,500,000  San Luis, CA Coastal Unified School District TRAN - Series 1999       07/14/00  3.39     2,500,581             SP-1+
   4,085,000  Southern California Public Power Authority RB (Power Project) (c)
              Collateralized by U.S. Government Securities                          07/01/00  3.43     4,085,000
  10,000,000  Ventura County, CA TRAN 1999                                          07/06/00  3.43    10,000,404    MIG-1    SP-1+
  10,000,000  Ventura County, CA TRAN 2000 - Series A                               07/03/01  4.14    10,076,100    MIG-1    SP-1+
------------                                                                                         -----------
  71,535,000  Total Other Tax Exempt Investments                                                      71,861,392
------------                                                                                         -----------
Other Variable Rate Demand Instruments (b) (67.10%)
------------------------------------------------------------------------------------------------------------------------------------
$  6,300,000  Anaheim, CA COPS (1993 Refunding Projects)
              Insured by AMBAC Indemnity Corp.                                      08/01/19  4.30%  $ 6,300,000    VMIG-1   A1+
   3,000,000  California Association for Bay Area Government
              (Episcopal Homes Foundation Project)
              LOC Wells Fargo Bank, N.A.                                            02/01/25  4.40     3,000,000             A1+
   3,400,000  California EDFA (Fricke-Parks Press, Inc. Project)
              LOC US Bank, N.A.                                                     05/01/23  4.50     3,400,000             A1
   9,100,000  California HFA (Southern California Health)
              Insured by MBIA Insurance Corp.                                       10/01/22  4.65     9,100,000    VMIG-1   A1+
   3,700,000  California HFA RB Municipal Securites Trust Receipts - Series CNC2
              Insured by AMBAC Indemnity Corp.                                      08/01/27  4.55     3,700,000    VMIG-1
  10,000,000  California HFA RB - Series L
              Insured by FSA                                                        08/01/15  4.65    10,000,000    VMIG-1   A1+
   2,900,000  California PCFA (Atlantic Ridgefield)                                 12/01/32  4.50     2,900,000    VMIG-1   A1
   3,000,000  California PCFA (Browning Ferris Industries)
              LOC Deutsche Bank                                                     09/01/17  4.40     3,000,000    VMIG-1   A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                              Maturity            Value             Standard
   Amount                                                                               Date   Yield    (Note 1)   Moody's  & Poor's
   ------                                                                               ----   -----     ------    -------  --------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000  California PCFA PCRB (Exxon Project) - Series 1989                      12/01/12  4.00%  $ 1,000,000    P1       A1+
  4,100,000  California PCFA PCRB (Pacific Gas & Electric Corp.)
             LOC Union Bank of Switzerland                                           11/01/26  4.05     4,100,000             A1+
  1,500,000  California PCFA PCRB (Pacific Gas & Electric Corp.) - Series B
             LOC Rabobank Nederland                                                  12/01/16  4.30     1,500,000             A1+
  5,500,000  California PCFA PCRB (Pacific Gas & Electric)
             LOC Morgan Guaranty Trust Company                                       11/01/26  4.35     5,500,000             A1+
  2,400,000  California PCRB (Pacific Gas & Electric) - Series C
             LOC Bank of America                                                     11/01/26  4.10     2,400,000             A1+
  2,000,000  California State EDFA IDRB (Standard Abrasives Manufacturing Project)
             LOC Mellon Bank                                                         03/01/23  4.50     2,000,000             A1+
  2,000,000  California Statewide Communities Development (Karcher Properties)
             LOC Bayerische HypoVereins Bank, A.G.                                   12/01/19  4.65     2,000,000    VMIG-1
  2,000,000  California Statewide Communities Development (Kimberly Woods) - Series B
             Guaranteed by Federal National Mortgage Association                     06/15/25  4.55     2,000,000             A1+
  9,800,000  California Statewide Communities Development Authority COPS
             (Northern California Retired Officers)
             LOC Dresdner Bank                                                       06/01/26  4.20     9,800,000    VMIG-1
  5,000,000  California Statewide Communities Development Authority RB
             (Japanese American Museum) - Series A
             LOC Canadian Imperial Bank of Commerce                                  08/01/30  4.30     5,000,000             A1+
  5,400,000  California Water Refuse Finance Authority RB
             Insured by FSA                                                          05/01/28  4.35     5,400,000             A1+
  1,200,000  Carlsbad, CA MHRB (La Costa Apartments Project) - Series A
             LOC Bank of America                                                     06/01/11  4.30     1,200,000    VMIG-1
  8,190,000  Clipper Tax Exempt Certificate, CA Housing Finance Agency - Series 1999 01/07/03  4.77     8,190,000    VMIG-1
  1,500,000  Colton, CA Redevelopment Agency 1985 Issue - Series A
             Guaranteed by Federal Home Loan Bank                                    05/01/10  4.25     1,500,000             A1+
  5,000,000  Commonwealth of Puerto Rico (Floating Rate Trust Receipts)              07/30/00  4.75     5,000,000    VMIG-1
  3,500,000  Contra Costa County, CA MHRB (Del Norte Apartments)
             LOC State Street Bank and Co.                                           10/20/28  4.90     3,500,000             A1+
  1,000,000  Elsinor Valley, CA Municipal Water District
             Insured by FGIC                                                         07/01/29  4.25     1,000,000    VMIG-1
    900,000  Fremont, CA COPS (Family Resource Center Finance Project)
             LOC KBC Bank                                                            08/01/28  4.40       900,000             A1+

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2000
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                              Maturity             Value            Standard
   Amount                                                                               Date    Yield    (Note 1)   Moody's & Poor's
   ------                                                                               ----    -----     ------    ------- --------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 10,225,000 Fresno, CA MHRB (Heron Pointe Apartments)
             LOC Wells Fargo Bank, N.A.                                               06/01/07  4.30%  $ 10,225,000  VMIG-1
   1,400,000 Fullerton, CA IDA RB (PCL Packaging Inc. Project) - Series 1984
             LOC Bank of Nova Scotia                                                  12/01/04  4.40      1,400,000           A1+
   1,400,000 Golden Empire Schools Financial Authority (Kern High School District)
             LOC Canadian Imperial Bank of Commerce                                   12/01/24  4.25      1,400,000           A1+
   6,050,000 Hemet, CA MHRB (Sunwest Retirement) - Series A
             Guaranteed by Federal Home Loan Mortgage Corp.                           01/01/25  4.35      6,050,000           A1+
   1,000,000 Irwindale, CA IDRB (TOYS R'US, Inc. Project) - Series 1984 (c)
             LOC Bankers Trust Company                                                12/01/19  4.92      1,000,000
   4,400,000 Irvine, CA Improvement Board Act Assessment District #97-17
             LOC Bayerische Landesbank Girozentrale                                   09/02/23  4.15      4,400,000  VMIG-1
   1,800,000 Irvine, CA Public Facility (Infrastructure Authority Lease Capital)
             LOC Bayerische HypoVereins Bank, A.G.                                    11/01/10  4.25      1,800,000  VMIG-1
   1,000,000 Irvine Ranch, CA Water District Construction Bonds
             LOC Landesbank Hessen                                                    10/01/05  4.15      1,000,000           A1+
   1,000,000 Kings County, CA MHRB (Edgewater Isle Apartments) - Series 1996A
             LOC Wells Fargo Bank, N.A.                                               06/01/07  4.30      1,000,000  VMIG-1
   7,000,000 Los Angeles, CA Community Redevelopment Agency MHRB
             (Academy Village Apartments) - Series A
             LOC Union Bank of Switzerland                                            10/01/19  4.35      7,000,000  VMIG-1
   5,000,000 Los Angeles, CA Department of Water & Power,Electric Plant RB - Series D 02/01/10  4.25      5,000,000  VMIG-1   A1+
   3,000,000 Los Angeles, CA HFA MHRB (Sand Canyon Ranch Project) - Series 1985F
             LOC Citibank, N.A.                                                       11/01/06  4.70      3,000,000           A1+
   1,500,000 Los Angeles, CA Housing Authority MHRB
             (Malibu Meadows Project) - Series 1998B
             Collateralized by Federal National Mortgage Association                  04/15/28  4.25      1,500,000           A1+
   2,500,000 Los Angeles, CA IDA (P&C Poultry Distributors) (c)
             LOC Comerica Bank                                                        06/01/23  4.95      2,500,000
   1,965,000 Los Angeles, CA IDRB (Cereal Food Processors, Inc. Project) - Series 1995
             LOC Commerce Bank                                                        12/01/05  5.05      1,965,000           A1
   1,480,000 Los Angeles, CA MHRB
             Guaranteed by Federal Home Loan Bank                                     12/01/10  4.40      1,480,000           A1+
   4,000,000 Metropolitan Water District of Southern California - Series B            07/01/28  4.20      4,000,000  VMIG-1   A1+
   1,800,000 M-S-R Public Power Agency, CA (San Juan Project) - Series F
             Insured by MBIA Insurance Corp.                                          07/01/22  4.15      1,800,000  VMIG-1   A1+

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2000
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                               Maturity            Value            Standard
   Amount                                                                                Date    Yield   (Note 1)  Moody's  & Poor's
   ------                                                                                ----    -----    ------   -------  --------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 9,100,000  Oakland, CA Joint Powers Financing Authority (Lease Revenues) - Series A-1
             Insured by FSA                                                            08/01/21  4.25% $ 9,100,000  VMIG-1   A1+
  2,400,000  Ontario, CA Revenue Refunding Bonds Redevelopment Agency - Series A
             LOC CA State Teachers Ret./Union Bank of California                       09/01/27  4.35    2,400,000           A1+
  1,000,000  Orange County, CA (Radnor/Aragon Corporation)
             LOC Toronto Dominion Bank                                                 08/01/19  4.92    1,000,000           P1
 12,000,000  Orange County, CA Sanitation Districtributions COPS
             Insured by FGIC                                                           08/01/17  4.00   12,000,000  VMIG-1   A1+
  2,500,000  Otay, CA Water District COPS - Series 1996
             LOC Landesbank Hessen                                                     09/01/26  4.25    2,500,000  VMIG-1   A1+
    305,000  Oxnard, CA (Channel Island Business Center Project) - Series 1985
             LOC Wells Fargo Bank, N.A.                                                07/01/05  5.02      305,000  VMIG-1
  3,350,000  Paramount, CA Housing Authority Multifamily RB
             (Cetury Place Apartments Project) - Series A
             Collateralized by Federal National Mortgage Association                   09/15/29  4.50    3,350,000           A1+
  2,000,000  Riverside County, CA Housing Authority (Amanda Park Apartment Project)
             Guaranteed by Federal Home Loan Mortgage Corp.                            01/15/29  4.55    2,000,000  VMIG-1
  2,160,000  Riverside County, CA IDA
             LOC Union Bank of California                                              05/01/24  5.00    2,160,000    P1
  5,500,000  Riverside County, CA(Riverside County Public Facility)
             LOC Commerzbank A.G./National Westminster PLC                             12/01/15  4.35    5,500,000  VMIG-1
  4,500,000  Sacramento County, CA MHRB - Series C
             Guaranteed by Federal Home Loan Mortgage Corp.                            04/15/07  4.20    4,500,000  VMIG-1
  8,500,000  Sacramento County, CA MHRB
             (Shadowood Apartments Project) - Series 1992A
             LOC General Electric Capital Corporation                                  12/01/22  4.70    8,500,000           A1+
  2,480,000  Salinas, CA MHRB (Brentwood Gardens) - Series A
             Guaranteed by Federal National Mortgage Association                       05/15/27  4.35    2,480,000           A1+
  1,800,000  San Bernadino County, CA COPS
             (County Center Refinancing Project) - Series 1996
             LOC Canadian Imperial Bank of Commerce                                    07/01/15  4.35    1,800,000  VMIG-1   A1+
  2,700,000  San Bernadino County, CA MHRB (Evergreen Apartments)
             Collateralized by Federal National Mortgage Association                   05/15/29  4.25    2,700,000           A1+
  1,900,000  San Francisco, CA (Filmore Center A-1)
             LOC Credit Suisse First Boston                                            12/01/17  4.65    1,900,000           A1+
  3,000,000  San Diego, CA (San Diego Museum of Art)
             LOC Allied Irish Bank                                                     09/01/30  4.30    3,000,000  VMIG-1

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2000
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                            Maturity              Value             Standard
   Amount                                                                             Date    Yield     (Note 1)   Moody's  & Poor's
   ------                                                                             ----    -----      ------    -------  --------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,200,000  San Diego, CA IDRB (Kaiser Aerospace & Electric)
              LOC ABN AMRO Bank                                                     10/01/07  4.50%  $  1,200,000     P1
   4,000,000  San Francisco, CA MHRB (City Hights Apartments)
              Guaranteed by Federal National Mortgage Association                   06/15/25  4.55      4,000,000             A1+
   1,500,000  San Jose, CA MHRB
              (Siena at Renaissance Square Apartments) - Series 1996A
              LOC Landesbank Hessen                                                 12/01/29  4.55      1,500,000   VMIG-1
   2,000,000  San Diego, CA MHRB (University Town Center Apartment)
              LOC Bank of America                                                   10/01/15  4.50      2,000,000   VMIG-1
   1,675,000  Santa Clara County, CA MHRB (Grove Garden Apartments) - Series 1997A
              Collateralized by Federal National Mortgage Association               02/15/27  4.25      1,675,000             A1+
   4,935,000  Santa Clara County, CA Transit District - Series 1985A
              Insured by AMBAC Indemnity Corp.                                      06/01/15  4.35      4,935,000             AAA
   4,800,000  Southern California Public Power Authority RB
              (Public Power Transmission Project) - Series 1991
              Insured by AMBAC Indemnity Corp.                                      07/01/19  4.30      4,800,000   VMIG-1    A1+
   2,000,000  Southern California Public Power Authority RB
              (Southern Transmission Project) - Series 1996B
              Insured by FSA                                                        07/01/23  4.30      2,000,000   VMIG-1    A1+
   2,100,000  Southeast California Resource Recovery Facility Authority
              Lease Revenue Refunding Bonds - Series 1995A
              LOC Morgan Guaranty Trust Company/State Street Bank and Co.           12/01/18  4.40      2,100,000   VMIG-1    A1+
   3,000,000  State of California GO RB
              Insured by MBIA Insurance Corp.                                       09/01/21  4.32      3,000,000             A1+
   2,500,000  Visalia, CA IDRB (Savannah Foods) (c)
              LOC Suntrust Bank                                                     06/01/05  4.85      2,500,000
   2,100,000  Walnut Creek, CA MHRB (Creekside Drive Apartments)
              LOC Bank of America                                                   04/01/07  4.45      2,100,000    VMIG-1
   2,000,000  West Basin Municipal Water District COPS (Recycled Water
              Project-Phase III)
              LOC Bayerische HypoVereins Bank, A.G.                                 08/01/29  4.25      2,000,000    VMIG-1   A1+
------------                                                                                         ------------
 258,915,000  Total Other Variable Rate Demand Instruments                                            258,915,000
-------------                                                                                         ------------
Put Bonds (d) (1.66%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,655,000  California Housing Mortgage Bonds (Single Family Mortgage Bonds)      08/01/00  3.40%  $  1,655,000   VMIG1    SP-1+
   3,745,000  California PCFA PCRB (Chevron USA Incorporated Project) (c)           11/15/00  3.80      3,745,000
   1,000,000  Los Angeles, CA State Building Authority Lease                        10/01/00  3.44      1,001,192             A1
------------                                                                                         ------------
   6,400,000  Total Put Bonds                                                                           6,401,192
------------                                                                                         ------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                            Maturity              Value             Standard
   Amount                                                                             Date    Yield     (Note 1)   Moody's  & Poor's
   ------                                                                             ----    -----      ------    -------  --------
Tax Exempt Commercial Paper (21.61%)
------------------------------------------------------------------------------------------------------------------------------------
$  4,000,000  California PCRB (Southern California Edison) - Series B               07/06/00  3.30%  $ 4,000,000    P1       A1
   1,500,000  Chula Vista, CA (San Diego Gas & Electric)                            07/26/00  2.95     1,500,000    P1       A1
   3,000,000  Long Beach, CA Harbor- Series A                                       07/12/00  3.40     3,000,000    P1       A1+
   3,000,000  Long Beach, CA Harbor - Series A                                      08/01/00  4.00     3,000,000    P1       A1+
   8,250,000  Los Angeles, CA Capital Assessment Corporation Lease Revenue Notes
              LOC Bayerische Landesbank Girozentrale/Morgan Guaranty Trust Company/
              Westdeutsche Landesbank                                               08/08/00  3.80     8,250,000    P1       A1+
   5,000,000  Metropolitan Water District of Southern California - Series B         07/13/00  3.35     5,000,000    P1       A1+
   8,480,000  Port of Oakland, CA - Series B
              LOC Bank of Nova Scotia/Commerzbank                                   07/11/00  3.70     8,480,000    P1       A1+
   5,000,000  Puerto Rico Government Development Bank                               07/19/00  3.55     5,000,000             A1+
   5,000,000  Puerto Rico Government Development Bank                               08/02/00  3.40     5,000,000             A1+
   5,720,000  Puerto Rico Government Development Bank                               08/09/00  3.05     5,720,000             A1+
     805,000  San Francisco Airport - Series 1997A
              LOC Societe Generale                                                  07/18/00  2.95       805,000    P1       A1+
     945,000  San Francisco Airport - Series 1997A
              LOC Societe Generale                                                  08/01/00  3.80       945,000    P1       A1+
   9,000,000  San Francisco Bay Area Transit
              LOC Bayerische Landesbank Girozentrale                                07/12/00  2.85     9,000,000    P1       A1+
   2,000,000  San Francisco Bay Area Transit
              LOC Bayerische Landesbank Girozentrale                                07/18/00  2.90     2,000,000    P1       A1+
  10,000,000  San Francisco Bay Area Transit Finance Authority - Series C
              LOC Morgan Guaranty Trust Company                                     08/01/00  3.75    10,000,000    P1       A1+
   7,000,000  San Francisco Bay Area Transit Finance Authority - Series F
              LOC State Street Bank and Co.                                         07/12/00  3.35     7,000,000    P1       A1+
   1,681,000  State of California Department of Resource Water RB                   07/26/00  2.90     1,681,000    P1       A1+
   1,000,000  The Regents of the University of California - Series A                07/06/00  3.30     1,000,000    P1       A1+
   2,000,000  The Regents of the University of California - Series A                07/13/00  2.85     2,000,000    P1       A1+
------------                                                                                         -----------
  83,381,000  Total Tax Exempt Commercial Paper                                                       83,381,000
------------                                                                                         -----------
Variable Rate Demand Instruments - Private Placements (b) (1.86%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,505,000  City of Chico, CA IDRB (Gene E. Lynn Nursing Home Project) (c)
              LOC Bank of America                                                   12/01/15  6.12%  $ 3,505,000

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2000
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                            Maturity             Value              Standard
   Amount                                                                             Date    Yield     (Note 1)    Moody's & Poor's
   ------                                                                             ----    -----      ------     ------- --------
Variable Rate Demand Instruments - Private Placements (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,285,000  Redevelopment Agency of the City of Morgan Hill
              (Kent Trust Project) - Series 1984B (c)
              LOC Comerica Bank                                                     12/01/14  4.75%  $  2,285,000
   1,375,000  Redevelopment Agency of the City of Morgan Hill
              (Nob Hill Venture Investments) - Series 1984 (c)
              LOC Wells Fargo Bank, N.A.                                            12/01/09  4.75      1,375,000
------------                                                                                         ------------
   7,165,000  Total Variable Rate Demand Instruments - Private Placements                               7,165,000
------------                                                                                         ------------
              Total Investments (110.86%) (Cost $427,723,584+)                                       $427,723,584
              Liabilities in Excess of Cash and Other Assets (-10.86%)                                (41,883,528)
                                                                                                     ------------
              Net Assets (100.00%)                                                                   $385,840,056
                                                                                                     ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 133,449,349 Shares Outstanding (Note 3)                                $       1.00
                                                                                                     ============
              Class B Shares, 252,402,860 Shares Outstanding (Note 3)                                $       1.00
                                                                                                     ============

              +     Aggregate cost for federal income tax purposes is identical.
FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d)  The maturity date indicated is the next put date.


KEY:
    COPS     =  Certificates of Participations                IDRB     =  Industrial Development Revenue Bond
    EDFA     =  Economic Development Finance Authority        LOC      =  Letter of Credit
    FGIC     =  Financial Guaranteed Insurance Company        MHRB     =  Multi-Family Housing Revenue Bond
    FSA      =  Financial Securities Assurance                PCFA     =  Pollution Control Finance Authority
    GO       =  General Obligation                            PCRB     =  Pollution Control Revenue Bond
    HFA      =  Housing Finance Agency                        RB       =  Revenue Bond
    IDA      =  Industrial Development Authority              TRAN     =  Tax and Revenue Anticipation Note

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)
================================================================================


INVESTMENT INCOME

Income:
  Interest......................................................................      $         7,795,137
                                                                                       ------------------
Expenses: (Note 2)
  Investment management fee.....................................................                  694,549
  Administration fee............................................................                  486,184
  Shareholder servicing fee.....................................................                  211,802
  Custodian expenses............................................................                   61,919
  Shareholder servicing and related shareholder expenses........................                  144,925
  Legal, compliance and filing fees.............................................                   29,825
  Audit and accounting..........................................................                   38,858
  Directors' fees...............................................................                    4,508
  Other.........................................................................                   12,234
                                                                                       ------------------
     Total expenses.............................................................                1,684,804
                                                                                       ------------------
Net investment income...........................................................                6,110,333
                                                                                       ------------------

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................                      -0-
                                                                                       ------------------
Increase in net assets from operations..........................................      $         6,110,333
                                                                                       ==================











--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================



                                                                         Six Months
                                                                            Ended                        Year
                                                                        June 30, 2000                    Ended
                                                                         (Unaudited)               December 31, 1999
                                                                          ---------                -----------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
  Net investment income.........................................      $      6,110,333            $       6,706,142
  Net realized gain (loss) on investments.......................                   -0-                        3,459
                                                                       ---------------             ----------------
Increase in net assets from operations..........................             6,110,333                    6,709,601

Dividends to shareholders from net investment income:
  Class A.......................................................      (      2,626,037)*          (       5,011,947)*
  Class B.......................................................      (      3,484,296)*          (       1,694,195)*
Capital share transactions (Note 3):
  Class A.......................................................      (    100,447,900)                  23,967,484
  Class B.......................................................            45,793,699                  176,417,770
                                                                       ---------------             ----------------
  Total increase (decrease).....................................      (     54,654,201)                 200,388,713
Net assets:
  Beginning of period...........................................           440,494,257                  240,105,544
                                                                       ---------------             ----------------
  End of period.................................................      $    385,840,056            $     440,494,257
                                                                       ===============             ================

* Designated as exempt-interest dividends for federal income tax purposes.









--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies.

California Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on October 9, 1996 and all Fund shares outstanding before October 9, 1996 were designated as Class A shares. The Fund is a short-term, tax exempt money market Fund. Its financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .30% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to Class A shares, a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $104,041 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as servicing agent for the Fund.

3. Capital Stock.

At June 30, 2000, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $385,852,209. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Six Months                            Year
Class A                                              Ended                              Ended
-------                                          June 30, 2000                    December 31, 1999
                                                 -------------                    -----------------
Sold...................................            607,826,092                        540,104,134
Issued on reinvestment of dividends....              2,429,263                          4,354,585
Redeemed...............................         (  710,703,255)                     ( 520,491,235)
                                                 -------------                       ------------
Net increase (decrease)................         (  100,447,900)                        23,967,484
                                                 =============                       ============

                                                  Six Months                            Year
Class B                                              Ended                              Ended
-------                                          June 30, 2000                    December 31, 1999
                                                 -------------                    -----------------
Sold...................................            793,238,579                        442,376,314
Issued on reinvestment of dividends....              2,974,811                          1,548,953
Redeemed...............................         (  750,419,691)                    (  267,507,497)
                                                 -------------                      -------------
Net increase (decrease)................             45,793,699                        176,417,770
                                                 =============                      =============

4. Sales of Securities.

Accumulated undistributed realized losses at June 30, 2000 amounted to $12,153. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire December 31, 2002.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 43% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6.       Financial Highlights.

                                                    Six Months                            Year Ended December 31,
Class A                                               Ended          -----------------------------------------------------------
-------                                           June 30, 2000       1999         1998         1997         1996         1995
                                                  -------------      -------      -------      -------      -------      -------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............     $ 1.00          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                     -------         -------      -------      -------      -------      -------
Income from investment operations:
  Net investment income.........................       0.013           0.022        0.025        0.028        0.027        0.032
Less distributions:
  Dividends from net investment income..........     ( 0.013)        ( 0.022)     ( 0.025)     ( 0.028)     ( 0.027)     ( 0.032)
                                                      ------          ------       ------       ------       ------       ------
Net asset value, end of period..................     $ 1.00          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                     =======         =======      =======      =======      =======      =======
Total Return....................................       1.27%*          2.25%        2.48%        2.84%        2.76%        3.28%
Ratios/Supplemental Data
Net assets, end of period (000).................     $133,445        $233,890     $209,916     $182,653     $205,947     $171,808
Ratios to average net assets:
  Expenses, net of fees waived..................       0.86%+          0.86%        0.88%        0.82%        0.75%        0.67%
  Net investment income.........................       2.48%+          2.23%        2.43%        2.80%        2.73%        3.24%
  Management, administration and shareholder
    servicing fees waived.......................       0.00%           0.00%        0.01%        0.05%        0.08%        0.22%
  Expense offsets...............................       0.00%           0.00%        0.00%        0.00%        0.01%        0.01%

                                                    Six Months                 Year Ended                  October 9, 1996
Class B                                               Ended                   December 31,            (Commencement of Sales) to
-------                                           June 30, 2000     1999         1998        1997         December 31, 1996
                                                  -------------    -------      -------     -------       -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............     $ 1.00        $ 1.00       $ 1.00      $ 1.00             $ 1.00
                                                     -------       -------      -------     -------            -------
Income from investment operations:
  Net investment income.........................       0.014         0.025        0.027       0.030              0.004
Less distributions:
  Dividends from net investment income..........     ( 0.014)      ( 0.025)     ( 0.027)    ( 0.030)           ( 0.004)
                                                      ------        ------       ------      ------             ------
Net asset value, end of period..................     $ 1.00        $ 1.00       $ 1.00      $ 1.00             $ 1.00
                                                     =======       =======      =======     =======            =======
Total Return....................................       1.39%*        2.49%        2.76%       3.08%              3.08%*
Ratios/Supplemental Data
Net assets, end of period (000).................     $252,395      $206,604     $30,190     $15,163            $ 3,436
Ratios to average net assets:
  Expenses, net of fees waived..................       0.62%+        0.62%        0.60%       0.58%              0.56%+
  Net investment income.........................       2.77%+        2.61%        2.72%       3.10%              3.09%+
  Management administration fees waived.........       0.00%         0.00%        0.01%       0.05%              0.06%+
  Expense offsets...............................       0.00%         0.00%        0.00%       0.00%              0.01%+
* Not Annualized
+ Annualixed


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------







CALIFORNIA
DAILY
TAX FREE
INCOME
FUND, INC.





















                               Semi-Annual Report
                                  June 30, 2000
                                   (Unaudited)













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

California Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     State Street Kansas City
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020





CA6/00S

--------------------------------------------------------------------------------